Pension Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations for all defined benefit pension plans	¥ 79,977	¥ 85,077
Expected pension plans contribution by Company and certain subsidiaries in 2025	3,965
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 2,189	¥ 2,118	¥ 2,146
Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%	30.00%
Japanese plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%	40.00%
Japanese plans | Other assets
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%	30.00%
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations for all defined benefit pension plans	¥ 128,408	¥ 117,478
Other Foreign Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Expected pension plans contribution by Company and certain subsidiaries in 2025	2,788
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 5,738	¥ 5,046	¥ 4,219
Other Foreign Benefit Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%	40.00%
Other Foreign Benefit Plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	60.00%	60.00%